Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans
Employee Benefit Plans

9. Employee Benefit Plans

Defined Benefit Plans

Hawaiian sponsors various defined benefit pension plans covering the Air Line Pilots Association, International Association of Machinists and Aerospace Workers (AFL-CIO) (IAM) and other personnel (salaried, Transport Workers Union, Network Engineering Group). The plans for the IAM and other employees were frozen in exchange for defined contribution plans in prior years. Effective January 1, 2008, benefit accruals for pilots under age 50 as of July 1, 2005 were frozen and Hawaiian began making contributions to an alternate defined contribution retirement program for pilots. All of the pilots' accrued benefits under their defined benefit plan at the date of the freeze were preserved, but there are no further benefit accruals subsequent to the date of the freeze (with the exception of certain pilots who were both age 50 and older and participants of the plan on July 1, 2005). In addition, Hawaiian sponsors four unfunded defined benefit postretirement medical and life insurance plans and a separate plan to administer the pilots' disability benefits.

The following tables summarize changes to projected benefit obligations, plan assets, funded status and applicable amounts included in the Consolidated Balance Sheets as of December 31, 2012 and 2011:

	2012		2011
	Pension	Other	Pension	Other
	(in thousands)
Change in benefit obligation
Benefit obligation, beginning of period	$391,287	$156,197	$347,592	$108,834
Service cost	2,723	11,152	2,833	6,342
Interest cost	18,993	8,548	19,426	6,657
Actuarial (gains) losses	26,450	11,196	38,747	37,380
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)
less: federal subsidy on benefits paid	N/A	39	N/A	—

Benefit obligation at end of year(a)	$421,884	$183,944	$391,287	$156,197

Change in plan assets
Fair value of assets, beginning of period	$214,159	$9,870	$231,824	$8,684
Actual return on plan assets	24,525	899	(11,283)	(113)
Employer contribution	17,019	4,837	10,929	4,315
Benefits paid	(17,569)	(3,188)	(17,311)	(3,016)

Fair value of assets at end of year	$238,134	$12,418	$214,159	$9,870

Funded status at December 31,	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in the statement of financial position consist of:
Current benefit liability	$(17)	$(2,799)	$(17)	$(2,696)
Noncurrent benefit liability	(183,733)	(168,727)	(177,111)	(143,631)

	$(183,750)	$(171,526)	$(177,128)	$(146,327)

Amounts recognized in other comprehensive loss
Unamortized actuarial loss	$108,719	$55,991	$96,195	$47,560
Prior service credit	(57)	(23)	(59)	(25)

	$108,662	$55,968	$96,136	$47,535

(a)
The accumulated pension benefit obligation as of December 31, 2012 and 2011 was $413.4 million and $381.9 million, respectively.

The following table sets forth the net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010:

	2012		2011		2010
	Pension	Other	Pension	Other	Pension	Other
	(in thousands)
Components of Net Periodic Benefit Cost
Service cost	$2,723	$11,152	$2,833	$6,342	$3,271	$5,705
Interest cost	18,993	8,548	19,426	6,657	19,338	5,607
Expected return on plan assets	(15,253)	(819)	(18,015)	(774)	(16,017)	(624)
Recognized net actuarial loss	4,653	2,717	184	278	165	40
Prior service credit	(2)	(2)	(2)	(2)	(2)	(2)

Net periodic benefit cost	$11,114	$21,596	$4,426	$12,501	$6,755	$10,726

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Current year actuarial (gain) loss	$17,178	$11,148	$68,045	$38,297	$(1,799)	$7,143
Amortization of actuarial loss	(4,653)	(2,717)	(184)	(278)	(165)	(40)
Amortization of prior service credit	2	2	2	2	2	2

Total recognized in other comprehensive loss	$12,527	$8,433	$67,863	$38,021	$(1,962)	$7,105

Total recognized in net periodic benefit cost and other comprehensive loss	$23,641	$30,029	$72,289	$50,522	$4,793	$17,831

The following actuarial assumptions were used to determine the net periodic benefit expense and the projected benefit obligation at December 31:

	Pension			Postretirement		Disability
	2012		2011	2012	2011	2012		2011
Weighted average assumption used to determine net periodic benefit expense and projected benefit obligations:
Discount rate to determine net periodic benefit expense	4.94%		5.71%	5.14%	5.81%	4.91%		5.59%
Discount rate to determine projected benefit obligation	4.10%		4.94%	4.24%	5.14%	4.06%		4.91%
Expected return on plan assets	7.30	%++	7.90%	N/A	N/A	6.90	%++	7.50%
Rate of compensation increase	Various	+	Various +	N/A	N/A	Various	+	Various +
+
Differs for each pilot based on current fleet and seat position on the aircraft and seniority service. Negotiated salary increases and expected changes in fleet and seat positions on the aircraft are included in the assumed rate of compensation increase which range from 1.5% to 7.50% in 2012 and 2.0% to 7.5% in 2011.

++
Expected return on plan assets used to determine the net periodic benefit expense for 2013 will be 6.55% for Pension and 6.15% for Disability.

Estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2013 are $5.1 million and $3.1 million in pension benefits and other postretirement benefits, respectively. Amounts are generally amortized into accumulated other comprehensive income over the average future service to expected retirement age (exception: Salaried and IAM pension plans use average expected future lifetime of plan participants).

At December 31, 2012 and 2011, the health care cost trend rate used to determine the net periodic expense was assumed to be 9.0% and to decrease gradually to 4.75% in 2019. At December 31, 2012 and 2011, the health care cost trend rate used to determine the projected benefit obligation was assumed to be 8.0% and to decrease gradually to 4.75% in 2019 and 9.0% and to decrease gradually to 4.75% in 2019, respectively. A one-percentage point change in the assumed health care cost trend rates would have the following annual effects:

	1-Percentage Point Increase	1-Percentage Point Decrease
	(in thousands)
Effect on total service and interest cost for the year ended December 31, 2012	$3,795	$(2,928)
Effect on postretirement benefit obligation at December 31, 2012	30,700	(24,408)

Plan Assets

The Company develops the expected long-term rate of return assumption based on historical experience and by evaluating input from the trustee managing the plan's assets, including the trustee's review of asset class return expectations by several consultants and economists, as well as long-term inflation assumptions. The Company's expected long-term rate of return on plan assets is based on a target allocation of assets, which is based on the goal of earning the highest rate of return while maintaining risk at acceptable levels. The plan strives to have assets sufficiently diversified so that adverse or unexpected results from security class will not have an unduly detrimental impact on the entire portfolio. The actual allocation of our pension plan assets, target allocation of assets by category and the expected long-term rate of return by category at December 31, 2012 are as follows:

	Asset Allocation
			Expected Long-Term Rate of Return
	2012	Target
Equity securities—Domestic	36%	32%	7.53%
Equity securities—Foreign	28%	33%	7.50%
Fixed Income Securities	36%	35%	2.50%

	100%	100%

As discussed in Note 3—Fair Value Measurements, ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

  Level 1—Observable inputs such as quoted prices in active markets for identical assets or liabilities;

  Level 2—Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term for the assets or liabilities; and

  Level 3—Unobservable inputs in which there is little or no market data and that are significant to the fair value of the assets or liabilities.

The table below presents the Company's pension plan and other postretirement plan investments (excluding cash) as of December 31, 2012 and 2011:

	Fair Value Measurements as of December 31, 2012
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$1,419	$1,419	$—	$—
Equity securities:
Common stock—Domestic	42,140	42,140	—	—
Common stock—Foreign	26,284	26,284	—	—
Real estate investment trusts—Domestic	4,222	—	4,222	—
Real estate investment trusts—Foreign	3,743	—	3,743	—
Preferred stock—Domestic	496	496	—	—
Preferred stock—Foreign	322	322	—	—
Other equities—Domestic	220	220	—	—
Equity Index Funds	66,388	—	66,388	—
Fixed income securities:
Government bonds—Domestic	3,960	—	3,960	—
Government bonds—Foreign	18,313	—	18,313	—
Mortgage-based securities	2,625	—	2,625	—
Corporate bonds—Domestic	7,577	—	7,577	—
Corporate bonds—Foreign	3,444	—	3,444	—
State and Local bonds	150	—	150	—
Fixed Income Fund	43,952	—	43,952	—
Common collective trust fund	2,902	—	2,902	—
Forward contracts	(6)	—	(6)	—
Insurance company pooled separate account	4,478	—	4,478	—

Total	$232,629	$70,881	$161,748	$—

Postretirement Assets:
Common collective trust fund	$12,356	$—	$12,356	$—

	Fair Value Measurements as of December 31, 2011
	Total	Level 1	Level 2	Level 3
	(in thousands)
Pension Plan Assets:
Cash equivalents	$25	$25	$—	$—
Equity securities:
Common stock—Domestic	38,860	38,860	—	—
Common stock—Foreign	28,105	28,105	—	—
Real estate investment trusts—Domestic	3,450	—	3,450	—
Real estate investment trusts—Foreign	1,488	—	1,488	—
Preferred stock—Foreign	236	236	—	—
Other equities—Domestic	253	253	—	—
Other equities—Foreign	88	88	—	—
Equity Index Funds	57,148	—	57,148	—
Fixed income securities:
Government bonds—Domestic	4,848	—	4,848	—
Government bonds—Foreign	14,539	—	14,539	—
Mortgage-based securities	3,556	—	3,556	—
Corporate bonds—Domestic	6,713	—	6,713	—
Corporate bonds—Foreign	5,270	—	5,270	—
State and Local bonds	448	—	448	—
Fixed Income Fund	40,517	—	40,517	—
Common collective trust fund	2,395	—	2,395	—
Forward contracts	(85)	—	(85)	—
Insurance company pooled separate account	4,640	—	4,640	—

Total	$212,494	$67,567	$144,927	$—

Postretirement Assets:
Common collective trust fund	$9,809	$—	$9,809	$—

Common stocks, preferred stock and other equities.    These investments are valued at the closing price reported on the active market on which the individual securities are traded.

Equity.    The Company invests in the Blackrock S&P 500 Fund and Thornburg International Equity Fund. The investment objective is to obtain a reasonable rate of return while investing principally or entirely in foreign or domestic equity securities. There are currently no redemption restrictions on these investments. The fair value of the investments in this category has been estimated using the net asset value per share.

Fixed income fund.    The investment objective of the PIMCO Total Return Fund is to obtain a reasonable rate of return while principally investing in foreign or domestic bonds. There are currently no redemption restrictions on these investments. The fair value of the investments in this category has been estimated using the net asset value per share.

Insurance Company Pooled Separate Account.    The investment objective of the Insurance Company Pooled Separate Account is to invest in short-term cash equivalent securities to provide a high current income consistent with the preservation of principal and liquidity. The fair value of the investments in this category has been estimated using the net asset value per share.

Common collective trust (CCT).    The Company invests in the Short Term Investment fund, the Balanced Profile fund and the Conservative Profile fund. The investment objective of the Short Term Investment Fund is to obtain a reasonable rate of return while investing, principally or entirely, in foreign or domestic bonds, debentures, mortgages, equipment or other trust certificates, notes obligations issued by or guaranteed by the United States Government or its agencies, bank certificates of deposit, bankers' acceptances and repurchase agreements, high grade commercial paper and other instruments with money market characteristics with a fixed or variable interest rate. The Balanced Profile Fund is designed for participating trusts that seek substantial capital growth, place modest emphasis on short-term stability, have long-term investment objectives, and accept short-term volatility in the value of the fund's portfolio. The Conservative Profile is designed for participating trusts that place modest emphasis on capital growth, place moderate emphasis on short-term stability, have intermediate-to-long-term investment objectives, and accept moderate short-term volatility in the value of the fund's portfolio. There are currently no redemption restrictions on these investments. The fair value of the investments in this category has been estimated using the net asset value per share.

Fixed income securities and real estate investment trusts.    These investments are valued based on quoted prices for similar assets in active markets.

Forward contracts.    Forward contracts consist of foreign currency forward contracts which represent commitments either to purchase or sell foreign currencies at a specified future date and at a specific price. These investments are valued based on quoted prices for similar assets and liabilities in active markets.

Cash equivalents.    The fund's objective is to seek a high level of current income while maintaining both capital and liquidity. The carrying amount of the fund is equivalent to its fair value due to the short-term nature of the fund.

The Company made contributions of $19.4 million and $12.9 million in 2012 and 2011, respectively, to its defined benefit pension plans and disability plan. Based on current legislation and current assumptions, the minimum required contribution that the Company is required to make to Hawaiian's defined benefit pension plans and disability plan during 2013 is $14.7 million. The Company projects that Hawaiian's pension plans and other postretirement benefit plans will make the following benefit payments, which reflect expected future service, for the years ended December 31:

		Other Benefits
	Pension Benefits	Gross	Expected Federal Subsidy
	(in thousands)
2013	$18,515	$3,872	$(49)
2014	19,922	4,407	(57)
2015	21,195	4,860	(66)
2016	22,387	5,443	(73)
2017	23,707	6,046	(85)
2018 - 2021	132,139	41,541	(620)

Defined Contribution Plans

The Company also sponsors separate defined contribution plans (401(k)) for its pilots, flight attendants and ground and salaried personnel. Depending upon the employee group, employer contributions consist of matching contributions based on percentages ranging from 2% to 5.04% for employer contributions and 0% to 5% for matching contributions (excludes pilots which are awarded based on target benefit contributions) of eligible earnings or participant contributions depending on the terms of each plan. Contributions to the Company's defined contribution plans were $21.3 million, $18.5 million, and $16.5 million for the years ended December 31, 2012, 2011 and 2010, respectively.